ROU ASSET AND LEASES	6 Months Ended	12 Months Ended
	Feb. 28, 2025	Aug. 31, 2024
Rou Asset And Leases
ROU ASSET AND LEASES

NOTE 13 ROU ASSET AND LEASES

A lease is defined as a contract that conveys the right to control the use of identifiable tangible property for a period of time in exchange for consideration. The Company adopted ASC Topic 842 which primarily affected the accounting treatment for operating lease agreements in which the Company is the lessee including the Company’s leases of office and factory. The Company elected to not recognize ROU assets and lease liabilities arising from short-term leases with initial lease terms of twelve months or less (deemed immaterial) on the accompanying consolidated balance sheets.

ROU assets include any prepaid lease payments and exclude any lease incentives and initial direct costs incurred. Lease expense for minimum lease payments is recognized on the effective interest, the effective amortization on the lease liability. The lease terms may include options to extend or terminate the lease if it is reasonably certain that the Company will exercise that option.

When measuring lease liabilities for leases that were classified as operating leases, the Company discounted lease payments using its estimated incremental borrowing rate of 10%.

On March 28, 2023, the Company entered into a lease termination agreement to its Cambodia office lease at #65, 1st, 2nd and 3rd Floor, Street 123, Sangkat Toul Tumpong I, Khan Chamkarman, Phnom Penh, Cambodia (the “Lease Termination”). The Lease Termination terminated the Company’s rights and obligations with respect to the leased premises on April 15, 2023. As such, the ROU assets and operating lease liabilities were remeasured, and the Company recorded a gain of $14,890 as a component of operating expenses for the year ended August 31, 2023. No impairment of the ROU assets was deemed to have occurred.

The following is a summary of ROU asset and operating lease liabilities:

	February 28, 2025	August 31, 2024
Assets:
ROU asset	$148,348	$199,647

Liabilities:
Current:
Operating lease liabilities	$99,590	$99,445
Non-current
Operating lease liabilities	57,337	108,891
Total lease liabilities	$156,927	$208,336

As of February 28, 2025, the remaining maturities of lease liabilities were as follows:

Operating lease
2025	$99,590
2026	48,901
2027	8,436
Total	$156,927

NOTE 13 ROU ASSET AND LEASES

A lease is defined as a contract that conveys the right to control the use of identifiable tangible property for a period of time in exchange for consideration. The Company adopted ASC Topic 842 which primarily affected the accounting treatment for operating lease agreements in which the Company is the lessee including the Company’s leases of office and factory. The Company elected to not recognize ROU assets and lease liabilities arising from short-term leases with initial lease terms of twelve months or less (deemed immaterial) on the accompanying consolidated balance sheets.

ROU assets include any prepaid lease payments and exclude any lease incentives and initial direct costs incurred. Lease expense for minimum lease payments is recognized on the effective interest, the effective amortization on the lease liability. The lease terms may include options to extend or terminate the lease if it is reasonably certain that the Company will exercise that option.

When measuring lease liabilities for leases that were classified as operating leases as of August 31, 2024, the Company discounted lease payments using its estimated incremental borrowing rate of 10%.

On March 28, 2023, the Company entered into a lease termination agreement to its Cambodia office lease at #65, 1st, 2nd and 3rd Floor, Street 123, Sangkat Toul Tumpong I, Khan Chamkarman, Phnom Penh, Cambodia (the “Lease Termination”). The Lease Termination terminated the Company’s rights and obligations with respect to the leased premises on April 15, 2023. As such, the ROU assets and operating lease liabilities were remeasured, and the Company recorded a gain of $14,890 as a component of operating expenses for the year ended August 31, 2023. No impairment of the ROU assets was deemed to have occurred.

The following is a summary of ROU asset and operating lease liabilities:

	August 31, 2024	August 31, 2023
Assets:
ROU asset	$199,647	$271,021

Liabilities:
Current:
Operating lease liabilities	$99,445	$84,879
Non-current
Operating lease liabilities	108,891	198,163
Total lease liabilities	$208,336	$283,042

As of August 31, 2024, the remaining maturities of lease liabilities were as follows:

Operating lease
2025	$99,445
2026	79,016
2027	29,875
2028	-
2029 and thereafter	-
Total	$208,336